ORGANIZATION AND BASIS OF PRESENTATION (Narrative) (Details) (USD $)	1 Months Ended	12 Months Ended			1 Months Ended	3 Months Ended
	Dec. 31, 2014	Dec. 31, 2014 employee category source	Dec. 31, 2013	Dec. 31, 2012	Jan. 31, 2014	Mar. 31, 2015
Schedule of Equity Method Investments [Line Items]
Number of primary sources of income from the Fortress Funds		3
Investment in consolidated subsidiaries (as a percent)	48.00%	48.00%	49.10%
Net realized gains (losses) from affiliate investments		$ 47,624,000	$ 12,030,000	$ (80,000)
Investments	1,121,545,000	1,121,545,000	1,253,266,000	1,211,684,000
Number of principal categories in a family of real assets funds focused on investing in tangible and intangible assets		4
Non-cash investing activity	56,500,000
Number of senior employees holding ownership interests in Fortress Operating Group		1
Liquid Hedge Funds [Member]
Schedule of Equity Method Investments [Line Items]
Investments	167,630,000	167,630,000	158,920,000	180,664,000
Graticule Asset Management [Member] | During 2014 [Member]
Schedule of Equity Method Investments [Line Items]
Investment in consolidated subsidiaries (as a percent)	30.00%	30.00%
Graticule Asset Management [Member] | After 2014 [Member]
Schedule of Equity Method Investments [Line Items]
Investment in consolidated subsidiaries (as a percent)	27.00%	27.00%
Computer Software and Technology Equipment [Member]
Schedule of Equity Method Investments [Line Items]
Purchase price					26,000,000
Intangible asset, useful life					5 years
Graticule Asset Management [Member] | Scenario, Forecast [Member]
Schedule of Equity Method Investments [Line Items]
Net realized gains (losses) from affiliate investments						135,000,000
Non-cash compensation expense						101,000,000
Investments						34,000,000
Deconsolidation, Variable Interest Entity, Primary Beneficiary [Member] | Liquid Hedge Funds [Member]
Schedule of Equity Method Investments [Line Items]
Investments	$ 48,500,000	$ 48,500,000